Major exchange rates	12 Months Ended
Dec. 31, 2024
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates	Major exchange rates
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2024	December 31, 2023	December 31, 2022	2024	2023	2022
EUR	1.0389	1.1050	1.0666	1.0860	1.0797	1.0555
GBP	1.2529	1.2715	1.2026	1.2806	1.2408	1.2415